Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Defined Benefit Plans Amounts Included in Consolidated Balance Sheets
4)	The amounts included in the consolidated balance sheets arising from the Group’s obligation in respect of its defined benefit plans excluding those for executive managers were as follows:

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Present value of the defined benefit obligation	$10,297,139	$10,668,574	$356,689
Fair value of the plan assets	(5,492,123)	(5,742,178)	(191,982)

Present value of unfunded defined benefit obligation	$4,805,016	$4,926,396	$164,707
Recorded under other payables	(18,791)	(19,014)	(636)
Recorded under other non-current assets	11,910	11,910	399

Net defined benefit liability	$4,798,135	$4,919,292	$164,470

Summary of Movements in Net Defined Benefit Liability (Asset)
Movements in net defined benefit liability (asset) were as follows:

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liability (Asset)
	NT$	NT$	NT$

Balance at January 1, 2017	$8,389,884	$(4,417,367)	$3,972,517

Service cost
Current service cost	278,412	—	278,412
Past service cost and gain on settlements	(68,979)	—	(68,979)
Net interest expense (income)	157,404	(103,741)	53,663
Recognized in profit or loss	366,837	(103,741)	263,096

Remeasurement
Return on plan assets (excluding amounts included in net interest)	—	52,124	52,124
Actuarial loss arising from changes in financial assumptions	56,860	—	56,860

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liability (Asset)
	NT$	NT$	NT$

Actuarial gain arising from experience adjustments	$(315,090)	$—	$(315,090)
Actuarial loss arising from changes in demographic assumptions	762	—	762
Recognized in other comprehensive income	(257,468)	52,124	(205,344)

Contributions from the employer	—	(484,790)	(484,790)
Benefits paid from the pension fund	(690,830)	690,830	—
Benefits paid from the Group	(96,575)	—	(96,575)
Exchange differences on foreign plans	198,790	(78,429)	120,361

Balance at December 31, 2017	7,910,638	(4,341,373)	3,569,265

Service cost
Current service cost	224,126	—	224,126
Net interest expense (income)	178,779	(122,709)	56,070
Recognized in profit or loss	402,905	(122,709)	280,196

Remeasurement
Return on plan assets (excluding amounts included in net interest)	—	(16,589)	(16,589)
Actuarial gain arising from changes in financial assumptions	(8,643)	—	(8,643)
Actuarial loss arising from experience adjustments	302,499	—	302,499
Actuarial loss arising from changes in demographic assumptions	8,190	—	8,190
Actuarial loss arising from changes in other assumptions	22,723	—	22,723
Recognized in other comprehensive income	324,769	(16,589)	308,180

Contributions from the employer	—	(364,237)	(364,237)
Benefits paid from the pension fund	(541,989)	541,989	—
Benefits paid from the Group	(295,953)	—	(295,953)
Business combinations	2,522,805	(1,210,524)	1,312,281
Exchange differences on foreign plans	(26,036)	21,320	(4,716)

Balance at December 31, 2018	10,297,139	(5,492,123)	4,805,016

Service cost
Current service cost	211,226	—	211,226
Net interest expense (income)	151,635	(97,387)	54,248
Recognized in profit or loss	362,861	(97,387)	265,474

Remeasurement
Return on plan assets (excluding amounts included in net interest)	—	(104,516)	(104,516)
Actuarial gain arising from changes in financial assumptions	398,732	—	398,732
Actuarial loss arising from experience adjustments	70,374	—	70,374
Actuarial loss arising from changes in demographic assumptions	(2,329)	—	(2,329)
Recognized in other comprehensive income	$466,777	$(104,516)	$362,261

Contributions from the employer	—	(514,617)	(514,617)
Benefits paid from the pension fund	(393,897)	393,897	—
Benefits paid from the Group	(21,439)	—	(21,439)
Business combinations	62,857	(28,380)	34,477
Exchange differences on foreign plans	(105,724)	100,948	(4,776)

Balance at December 31, 2019	$10,668,574	$(5,742,178)	$4,926,396

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liability (Asset)
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2019	$344,271	$(183,621)	$160,650

Service cost
Current service cost	7,062	—	7,062
Net interest expense (income)	5,070	(3,256)	1,814
Recognized in profit or loss	12,132	(3,256)	8,876

Remeasurement
Return on plan assets (excluding amounts included in net interest)	—	(3,494)	(3,494)
Actuarial gain arising from changes in financial assumptions	13,331	—	13,331
Actuarial loss arising from experience adjustments	2,353	—	2,353
Actuarial loss arising from changes in demographic assumptions	(78)	—	(78)
Recognized in other comprehensive income	15,606	(3,494)	12,112

Contributions from the employer	—	(17,206)	(17,206)
Benefits paid from the pension fund	(13,169)	13,169	—
Benefits paid from the Group	(717)	—	(717)
Business combinations	2,101	(949)	1,152
Exchange differences on foreign plans	(3,535)	3,375	(160)

Balance at December 31, 2019	$356,689	$(191,982)	$164,707

Summary of Fair Value of the Plan Assets by Major Categories
The fair value of the plan assets by major categories at each balance sheet date was as follows:

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Cash	$2,340,903	$2,396,657	$80,129
Debt instruments	902,886	1,029,884	34,433
Equity instruments	2,164,895	2,315,637	77,420
Others	83,439	—	—

Total	$5,492,123	$5,742,178	$191,982

Summary of Key Assumptions Used for the Actuarial Valuations
8)
The present value of the defined benefit obligation and the related current service cost and past service cost were measured using the Projected Unit Credit Method. Except the pension plans for executive managers, the key assumptions used for the actuarial valuations were as follow:

	December 31
	2018	2019

Discount rates (%)	0.05-3.02	0.08-2.85
Expected rates of salary increase (%)	1.75-4.06	1.00-4.01

Summary of Sensitivity Analysis on Defined Obligations
The sensitivity analysis below has been determined based on reasonably possible changes of the respective assumptions occurring at each balance sheet date, while holding all other assumptions constant.

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Discount Rate
0.5% higher	$(555,181)	$(555,266)	$(18,565)
0.5% lower	$603,089	$601,616	$20,114
Expected rates of salary increase
0.5% higher	$591,712	$591,915	$19,790
0.5% lower	$(547,522)	$(545,528)	$(18,239)

Summary of Maturity Analysis of Undiscounted Pension Benefit
9)	Maturity analysis of undiscounted pension benefit

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

No later than 1 year	$368,592	$422,067	$14,111
Later than 1 year but not later than 5 years	1,886,738	2,081,540	69,593
Later than 5 years	13,322,695	12,216,422	408,439

	$15,578,025	$14,720,029	$492,143